Provisions and other liabilities - Additional Information (Details) € in Millions, $ in Millions				12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 EUR (€) Country age	Dec. 31, 2018 EUR (€) Plan	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 EUR (€)
Provisions and other non-current liabilities [Line Items]
Number of major countries included in pension obligations | Country				4
Pension obligation, percentage to defined benefit liability	89.00%						89.00%
Pension obligations, percentage to plan assets	88.00%						88.00%
Employee termination benefits		€ 895	€ 862		€ 895	€ 862	€ 1,125
Average residual holding periods	1 year 8 months 19 days	2 years 10 days	2 years 1 month 13 days
Other non-current liabilities		€ 1,730	€ 1,956		1,730	1,956	1,968
Tax charge on deemed repatriation attributable to accumulated earnings payable period				8 years
Liability recognized representing the estimated cost					952	1,069
Litigation amount payable | $	$ 315
Greater than 12 Months
Provisions and other non-current liabilities [Line Items]
Other non-current liabilities		635	708		635	708
Evotec
Provisions and other non-current liabilities [Line Items]
Restructuring provision		182			182		154
Other environment related provision
Provisions and other non-current liabilities [Line Items]
Identified environmental risks provisions estimated obligation period				30 years
Other provisions, expected utilized amount in 2020				€ 170
Other provisions, expected utilized amount in 2021 through 2024				€ 284
France
Provisions and other non-current liabilities [Line Items]
Employee termination benefits		623	588		€ 623	€ 588	694
Average residual holding periods				2 years 10 days	2 years 1 month 13 days	2 years 6 months 3 days
France | Evotec
Provisions and other non-current liabilities [Line Items]
Restructuring provision		68	104		€ 68	€ 104	€ 22
USA
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	29.00%						29.00%
Number of types of defined-benefit plan | Plan					2
USA | Plan assets
Provisions and other non-current liabilities [Line Items]
Pension obligations, percentage to plan assets	3.00%						3.00%
UK
Provisions and other non-current liabilities [Line Items]
Retirement age | age				65
Notional retirement age | age				60
UK | Bottom of range
Provisions and other non-current liabilities [Line Items]
Vesting right percentage				1.25%
UK | Top of range
Provisions and other non-current liabilities [Line Items]
Vesting right percentage				1.50%
Lump-sum retirement benefit plans | France
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	41.00%						41.00%
Defined benefit pension plans | France
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	59.00%						59.00%
Defined benefit pension plans | USA | Qualified defined benefit pension plans
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	62.00%						62.00%
Defined benefit pension plans | USA | Non qualified defined benefit pension plans
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	9.00%						9.00%
Defined benefit pension plans | UK
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	100.00%						100.00%
Healthcare Cover And Life Insurance | USA
Provisions and other non-current liabilities [Line Items]
Net amount shown in the balance sheet at end of period							€ 47
Employee termination benefits							€ 870
Top-up defined-benefit pension plan | Germany
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	67.00%						67.00%
Sanofi-Aventis Plus | Germany
Provisions and other non-current liabilities [Line Items]
Employer's contribution percentage				15.00%
Multi-employer plan (Pensionskasses) | Germany
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	20.00%						20.00%
Employee termination benefits		673	€ 699		€ 673	€ 699	€ 694
Research and development agreement with Regeneron
Provisions and other non-current liabilities [Line Items]
Restructuring provision		€ 283			€ 283